DEBT	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
DEBT

12. DEBT

Long-term debt

The Company’s long-term debt obligations consist of the following (in US$ thousands):

	December 31, 2022	December 31, 2021

Secured Term Loan	$430,000	$430,000
Secured Revolving Credit Facility	10,000	80,000
CIB Long-Term Debt		-
Borrowings from Long-Term 24 Month Working Capital Facilities	11,942	17,502
Less: unamortized debt issuance costs	(6,727)	(9,983)
Total loans and borrowings	445,215	517,519
Less: current installments	(53,352)	(8,755)
Long-term debt, net of unamortized debt issuance costs and excluding current installments	$391,863	$508,764

2021 Secured Facilities Agreement

On November 4, 2021, the Company entered into a $860.0 million Secured Facilities Agreement (the “2021 Secured Facilities Agreement”) with Arab Petroleum Investments Corporation (“APICORP”), HSBC Bank Middle East Limited (“HSBC”), Mashreqbank PSC and Saudi British Bank acting as initial mandated lead arrangers, HSBC acting as bookrunner and global agent, HSBC and Mashreqbank PSC acting as coordinator, Saudi British Bank and Mashreqbank PSC acting as security agents, and NPS Bahrain for Oil & Gas Wells Services WLL, Gulf Energy SAOC, Energy Oilfield Supplies DMCC and National Petroleum Technology Company as borrowers. Upon consummation of this transaction, the Company settled its existing debt obligations under the 2019 Secured Facilities Agreement. The refinancing was treated as a modification for accounting purposes with only third-party costs charged to the Consolidated Statements of Operations for the year ended December 31, 2021. Deferred debt issuance costs totaling $8.6 million and $10.5 million as of December 31, 2022 and December 31, 2021, respectively, have been assigned ratably to the term, revolving and working capital facilities and will be amortized to interest expense over periods of 6, 4, and 1 year(s), respectively. The amounts are shown as contra liabilities in the accompanying Consolidated Balance Sheets.

The $860 million Secured Facilities Agreement consists of a $430 million term loan due by November 4, 2027 (the “Term Loan” or “Secured Term Loan”), a $80.0 million revolving credit facility due by November 4, 2025 (“RCF” or “Secured Revolving Credit Facility”), and a $350 million working capital facility that renews annually by mutual agreement of the Lenders and the Company. Borrowings under the Term Loan and RCF facilities incur interest at the rate of three-month LIBOR for U.S. dollar denominated borrowings or SIBOR for Saudi Arabia Riyal borrowings plus 2.6% to 3.0% per annum, varying based on the Company’s Net Debt / EBITDA ratio as defined in the 2021 Secured Facilities Agreement. As of December 31, 2022, and December 31, 2021, this resulted in interest rates of 7.64% and 2.96%, respectively, for U.S. dollar denominated borrowings, and interest rates of 8.60% and 3.44%, respectively, for Saudi Arabian Riyal borrowings. No payments were due on the Term Loan until the first quarter of 2023 with final settlement by November 4, 2027. The Term Loan permits prepayment but once repaid, amounts may not be redrawn. As of December 31, 2022, and December 31, 2021, the Company had drawn $430.0 million and $430.0 million, respectively, of the Term Loan, and $10.0 million and $80.0 million, respectively, of the RCF.

The RCF was obtained for general corporate and working capital purposes including capital expenditure related requirements and acquisitions (including transaction related expenses). The RCF requires the payment of a commitment fee each quarter. The commitment fee is computed at the rate of 0.65% per annum based on the average daily amount by which the borrowing base exceeds the outstanding borrowings during each quarter. Under the terms of the RCF, the final settlement is due by November 4, 2025. The Company is permitted to make any prepayment under this RCF in multiples of $5.0 million during this 4-year period up to November 4, 2025. Any unutilized balances from the RCF can be drawn down again during the 4-year tenure at the same terms. As of December 31, 2022, and December 31, 2021, the Company had $70.0 million and $0.0 million, respectively, available to be drawn under the RCF.

The 2021 Secured Facilities Agreement also includes a working capital facility of $350.0 million and $350.0 million as of December 31, 2022, and December 31, 2021, respectively, for issuance of letters of guarantee and letters of credit and refinancing letters of credit into debt over a period of no more than two years, which carries an interest rate equal to three-month LIBOR for U.S. dollar denominated borrowings or SIBOR for Saudi Arabia Riyal borrowings, for the applicable interest period, plus a margin of 1.25% to 1.5% per annum. As of December 31, 2022, and December 31, 2021, the Company had utilized $252.9 million and $223.1 million, respectively, under this working capital facility and the balance of $97.1 million and $126.9 million, respectively, was available to the Company.

The Company has also retained legacy bilateral working capital facilities from HSBC totaling $10.6 million and $18.6 million at December 31, 2022 and December 31, 2021, respectively, in Qatar ($10.3 million at December 31, 2022, $10.3 million at December 31, 2021), in the UAE ($0.2 million at December 31, 2022, and $8.2 million at December 31, 2021) and in Kuwait ($0.1 million at December 31, 2022 and $0.1 million at December 31, 2021). As of December 31, 2022, and December 31, 2021, the Company had utilized $4.7 million and $11.7 million, respectively, under this working capital facility and the balance of $5.9 million and $6.9 million, respectively, was available to the Company.

Utilization of the working capital facilities under both the legacy HSBC arrangement and 2021 Secured Facilities Agreement comprises letters of credit issued to vendors, guarantees issued to customers, vendors, and others, and short-term borrowings used to settle letters of credit. Once a letter of credit is presented for payment by the vendor, the Company at its election can settle the letter of credit from available cash or leverage short-term borrowings available under both the legacy HSBC arrangement and 2021 Secured Facilities Agreement that will be repaid quarterly over a period of up to two years. Until a letter of credit is presented for payment by the vendor, it is disclosed as an off-balance sheet obligation. For additional discussion of outstanding letters of credit and guarantees, see Note 15, Commitments and Contingencies.

The 2021 Secured Facilities Agreement includes covenants that specify maximum leverage (Net Debt / EBITDA) up to 3.50, minimum debt service coverage ratio (Cash Flow / Debt Service) of at least 1.25, and interest coverage (EBITDA / Interest) of at least 4.00. Since April 30, 2022 to the date of this filing, the Company has received waivers from its lenders related to compliance with certain financial and nonfinancial covenants.

CIB Long-Term Debt

As part of the SAPESCO Business Combination, the Company assumed a $21.0 million debt obligation with Commercial International Bank (“CIB,” and collectively, “CIB Long-Term Debt”). Under the terms of its arrangement with CIB, the Company repaid $11.0 million of this balance during 2020 with the remaining $10.0 million settled during 2021 as part of the 2021 Secured Facilities Agreement refinancing.

Short-term debt

The Company’s short-term debt obligations consist of the following (in US$ thousands):

	December 31,	December 31,
	2022	2021

Other short-term borrowings from working capital facilities	$91,747	$78,807
Less: unamortized debt issuance costs	(1,862)	(488)
Short-term debt, excluding current installments of long-term debt	$89,885	$78,319

Short-term borrowings primarily consist of financing for capital equipment and inventory purchases.

CIB Short-Term Debt

The Commercial International Bank Short-Term Debt facilities (collectively, “CIB Short-Term Debt”) include a $1.5 million U.S. Dollar time loan facility, a E£2 million Egyptian Pound time loan facility, and a E£10 million Egyptian pound time loan overdraft facility, and $8.8 million U.S. dollars in letters of guarantee. Each CIB Short-Term Debt borrowing matures three months from the date of borrowing. There was no balance outstanding for the CIB Short-Term Debt as of December 31, 2022, or 2021.

The U.S. Dollar time loan facility accrues interest at 2.25% per annum over 3 months LIBOR plus 50 basis points per annum of the Highest Monthly Debit Balance (“HMDB”) commission. The Egyptian Pound time loan and overdraft facilities accrue interest at 0.75% per annum over the Central Bank of Egypt’s Corridor Offer Rate plus 50 basis points per annum HMDB commission.

As of December 31, 2022, and December 31, 2021, the CIB Short-Term Debt resulted in an interest rate of 0% and 2.3%, respectively, for U.S. Dollar denominated balances, and 0% and 10.0%, respectively, for Egyptian Pound denominated balances. As of December 31, 2022, the Company had utilized $0 (zero) million of the U.S. Dollar time loan facility, E£0 (zero) million of the Egyptian Pound time loan facility, and E£0 (zero) million of the Egyptian pound time loan overdraft facility, and $4.4 million in letters of guarantee, with the balances of $1.5 million, E£2 million, E£10 million, and $4.4 million, respectively, available to the Company. As of December 31, 2021, the Company had utilized $0 (zero) million of the U.S. Dollar time loan facility, E£0 (zero) million of the Egyptian Pound time loan facility, and E£0 (zero) million of the Egyptian pound time loan overdraft facility, and $6.4 million in letters of guarantee, with the balances of $1.5 million, E£2.0 million, E£10 million, and $5.1 million (of $11.5 million), respectively, available to the Company.

ABK Short-Term Debt

The Al Ahli Bank of Kuwait working capital and overdraft facilities (collectively, “ABK Short-Term Debt”) mature nine months from the date of borrowing. The ABK Short-Term Debt facilities included a $3.0 million U.S. Dollar time loan facility and $0.2 million U.S. dollars in letters of guarantee. The ABK Short-Term Debt accrues interest at 1.65% per annum over the Central Bank of Egypt’s Corridor Offer Rate. As of December 31, 2021, this resulted in an interest rate of 11%. As of December 31, 2021, the Company had utilized $0 (zero) million of the ABK Short-Term Debt facility and $0.1 million in letters of guarantee with $3.0 million and $0.1 million, respectively, available to the Company. There are no financial covenants associated with the ABK Short-Term Debt. The ABK Short-Term Debt was settled and the facility was terminated during 2022.

Other debt information

Scheduled principal payments of long-term debt for periods subsequent to December 31, 2022 are as follows (in US$ thousands):

2023	$53,345
2024	66,097
2025	74,500
2026	64,500
2027	193,500
Thereafter	-
Total	$451,942